Nature of operations	12 Months Ended
Dec. 31, 2022
Nature of operations [Abstract]
Nature of operations
1	Nature of operations

Principal activity

Grupo TMM, S.A.B. (‘Grupo TMM’ or the ‘Company’) is a Mexican company whose principal activity is providing multimodal transport and logistics services to premium customers throughout Mexico.

The Company’s activities are grouped into the following service divisions:

•
Maritime: includes specialized offshore shipping services, clean oil, and chemical products shipping, bulk carrier, shipping agency services and other activities related to the maritime transportation business.

•	Maritime infrastructure: correspond to revenues for minor and major repairs and maintenance to ships made at the facilities of the Company (shipyard).

•	Logistics, ports and terminals: includes the operations of logistics solutions services and container and railcar maintenance and repair services, inland and seaport terminal services.

•	Warehousing: includes bonded warehouse operations and management.

COVID-19 Impact and business strategy

On March 11, 2020, the WHO declared COVID-19 to be a pandemic. In response, the governments throughout all the world, including Mexico, have implemented various extraordinary measures to control its spread, including travel restrictions, quarantines, and the suspension of all non-essential activities.

On May 5, 2023, the WHO officially declared the end of the COVID-19 pandemic in the world. By the same token, the government of Mexico announced that the country is closing the epidemic cycle and is moving toward an endemic.

Our main challenge and concern was the relationship with customers. The decrease in sales was due to the suspension of its activities, cancellation of purchase orders or projects and/or the changes in its priorities.

Likewise, events such as closing borders and accesses, delayed deliveries, renegotiating payments to suppliers, requests for extensions of our credits, supply limitations, the high demand for essential activities with a reduced workforce, insufficient capacity to satisfy the supply chain, as well as delayed deliveries were among the main issues that we had to deal with throughout the COVID-19 pandemic crisis.

Another no less significant matter is preserving the well-being of collaborators. In this respect, the Company adapted an operating scheme to face the crisis that prevails to date. Today, all operational activities are face-to-face and only administrative activities operate under a hybrid home office / face-to-face scheme.

For fiscal year 2022, the Group’s revenues, particularly in the Ports and Terminals service line, as well as in the maritime agency business, continue to be partially reduced due to the COVID-19 pandemic and the various emergency public health measures enacted. by governments to combat it. Although the Company expects its revenues to improve as the extraordinary measures of the government are lifted and the public health emergency restrictions are removed, as of the date of these consolidated financial statements, the Company cannot quantify the adverse effect that COVID-19 will have on its operating profit for fiscal 2023.
In view of the foregoing and other conditions beyond the control of the Group, operating profit can be volatile and subject to change rapidly as the situation of COVID-19 develops. Consequently, the Company has taken various measures to maintain business continuity and strengthen its financial position, which are detailed below. In the future, the Company will continue to supervise the development of the COVID-19 pandemic closely, including its effect on the businesses, financial conditions, and operating profit of the Company.

As part of our effort to mitigate the effects of the Pandemic, we have carried out the following:

•
In 2020, the Company decided to change its corporate offices, which will generate significant savings in corporate costs. The Company continues to comply with the health and safety protocols established by the Mexican government, and it has taken measures and implemented policies to safeguard the threats posed by the COVID-19 pandemic, its businesses, employees, and locations in which it operates.

•	The Company has adopted the hybrid working model by maintaining limited access to facilities and implementing new controls for emergency procedures and mitigating potential cybersecurity risks.

•
The Company continues a strategic plan to offset part of the instability in the oil industry and the COVID-19 pandemic, which includes the following actions: (i) reduction of costs and general and administrative expenses; (ii) maintenance of the early collection program (the “supply chain program”) through Nacional Financiera, SNC, by reducing liquidity risk and the effect of delays in the payments that can result from recent changes in the payment policies of PEMEX; and (iii) customer diversification; and (iv) negotiation of deferment and extension of the due date of certain financial commitments.

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The Company is implementing actions to help guarantee that financial and audit reporting processes continue to be sound, and as timely as possible in the middle of the global crisis of the COVID-19 pandemic. These actions include, among other things; (i) the implementation of new controls for emergency procedures; (ii) close monitoring of IT access controls to enable remote work to be performed; (iii) controls for mitigating the possible increase in cyber risks arising from a higher level of remote work; (iv) where it is not possible to conduct face-to-face controls, identify, and implement alternative controls appropriately designed to offset the lack of information. In addition, the Group is implementing an alternative audit plan to test the operating effectiveness of controls remotely, due to travel restrictions.

The business strategy of the Group posed since the outbreak of COVID-19 for the purpose of, among other things, mitigating the effects of the Pandemic, is centered primarily on the following:

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Strengthen businesses related to the Maritime Sector by adding more vessels specialized in our Offshore operations services, as well as increasing the customer base in chemical tankers and maritime agency.

•	Increase the installed capacity in our maritime infrastructure operations (shipyard in Tampico) to have a new floating dock beginning 2024.

•	Maintaining efficient, profitable operations at Ports and Terminals, Logistics, and Storage.

•	Diversification and expansion of services through strategic alliances or associations with which the markets in which we participate are also developed.

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Business development with assets strategically located in Tuxpan, Veracruz, and the investment opportunities existing in the oil and gas storage sector, as general freight for developing liquid and multiple use terminals, such as lubricants, fertilizers, and grains, conditioned with modern equipment for handling and storing highest quality, fast and safe merchandise.

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Disciplined, ongoing control of expenses, as well as optimizing the size of personnel in accordance with the implementation of the plans  described above that, overall, allow for the financial strengthening and implementation of its short and medium-term projects.

Labor reform on holidays

On December 27, 2022, the Decree reforming articles 76 and 78 of the Federal Labor Law regarding vacations was published in the Official Gazette of the Federation, which is effective on January 1, 2023. The main change derived from this reform is to extend the vacation periods for employees by increasing the minimum period by 6 additional days, and to adjust the mechanics of subsequent annual increases.

The effect of the aforementioned modification was not significant for the financial position and results of the Company.

Structure of Grupo TMM

At December 31, 2022 and 2021, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2022	2021
Maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%
Administradora Marítima TMM, S.A.P.I. de C.V.	100%	100%

Maritime Infrastructure
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%

Warehousing
Almacenadora de Depósito Moderno, S.A. de C.V. (Warehouse)	100%	100%
TMM Almacenadora, S.A.P.I. de C.V.	100%	100%

Ports, terminals and logistics
TMM Logistics, S.A. de C.V.	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Bimonte, S.A. de C.V.	100%	100%
Caoba Energía, S. de R.L. de C.V.	100%	100%
Services & Solutions Optimus, S. de R.L de C.V.	100%	100%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco, S.A. de C.V.	51%	51%

Payroll outsourcing
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	100%	100%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%

The Company’s subsidiaries are incorporated in Mexico, where most of their activities take place.

Non-controlling interest in subsidiaries

Grupo TMM holds an equity interest in the subsidiaries Administración Portuaria Integral de Acapulco, S.A. de C.V. and Servicios Administrativos API Acapulco, S.A. de C.V., for which there is non-controlling interest; the associated effect on the Company’s consolidated financial statements is considered immaterial. These companies are established and conduct their activities in Mexico. As of July 2021, these companies ceased operations (see Notes 11a).

Investments in associates

The Company maintains investments in the following associates:

(a)
In July 2014, Grupo TMM contributed $40,000 to the capital stock of Almacenes de Jugos Citricos de Mexico, S.A.P.I. de C.V., which represents 21% of the voting shares. Since this entity has not started up operations as of the issue date of the consolidated financial statements, Company Management decided to reserve the investment in its entirety.

(b)
The Company lost control of its subsidiary TMM División Marítima, S.A. de C.V. (TMM DM) in 2017, retaining 15% equity in its capital without exerting significant influence. Accordingly, this investment has been classified as an investment in associate. As of December 31, 2022, and 2021, the value of this investment is nil, since the stockholders’ equity of TMM DM is negative. Moreover, in accordance with the statutes of TMM DM, the stockholders only assume obligation in connection with their equity up to the amount thereof.